RECENT REAL ESTATE TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Real Estate [Abstract]
Properties Acquired and Sold	The Company allocated the purchase price of the properties acquired during 2019 as follows:

	Land	Buildings and Other	Total Purchase Price
Model Home Properties	$2,495,436	$10,542,126	$13,037,562